Basis of Financial Statements (Tables)	3 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The elimination of the three-month reporting lag for our equity investment in Dun & Bradstreet resulted in the adjustments as of and for the periods indicated below (in millions, except per share amounts).

	Three Months Ended
	March 31, 2019
	As Previously Reported	As Adjusted in this Report	Difference
	(in millions, except per share amounts)
Condensed Consolidated Statements of Operations
Income tax benefit	$(4.8)	$(7.2)	$(2.4)
Equity in earnings (losses) of unconsolidated affiliates	2.9	(21.4)	(24.3)
Net earnings (loss)	2.0	(19.9)	(21.9)
Net earnings (loss) attributable to Cannae Holdings	$5.1	$(16.8)	$(21.9)
Per Share Data:
Basic
Basic earnings (loss) per share attributable to Cannae Holdings common shareholders	$0.07	$(0.23)	$(0.30)
Diluted
Diluted earnings (loss) per share attributable to Cannae Holdings common shareholders	$0.07	$(0.23)	$(0.30)
Condensed Consolidated Statements of Comprehensive Earnings
Net earnings (loss)	$2.0	$(19.9)	$(21.9)
Unrealized gain relating to investments in unconsolidated affiliates	6.2	5.9	(0.3)
Comprehensive earnings (loss) attributable to Cannae Holdings, Inc.	$11.7	$(10.5)	$(22.2)

	As of
	March 31, 2019
	As Previously Reported	As Adjusted in this Report	Difference
	(in millions, except per share amounts)
Condensed Consolidated Balance Sheet
Investments in unconsolidated affiliates	$930.8	$906.3	$(24.5)
Deferred tax asset	15.8	18.2	2.4
Retained earnings	71.4	49.5	(21.9)
Additional paid-in capital	1,148.8	1,148.9	0.1
Accumulated other comprehensive loss	(65.6)	(65.9)	(0.3)